20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at the beginning of the period	$ 30,059	$ 21,280
Provision during the period	8,146	13,599
Bad debts written off	(2,887)	(4,820)
Balance at the end of the period	$ 35,318	$ 30,059